Summary of Significant Accounting Policies (Details)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025 USD ($) segment	Sep. 30, 2024 segment	Sep. 30, 2025 USD ($) segment shares	Sep. 30, 2024 USD ($) segment	Dec. 31, 2024 segment	Dec. 31, 2023 segment
Schedule of estimated useful lives
Reportable segment | segment	1	1	1	1	1	1
Amount of fair value assets out of level 1 into level 2	$ 0		$ 0
Amount of fair value assets out of level 2 into level 1	0		0
Amount of fair value liabilities out of level 1 into level 2	$ 0		0
Asset transfers net			0
Impairment loss			$ 0	$ 0
Equipment	3 years		3 years
Equipment
Schedule of estimated useful lives
Equipment					3 years
Placement Agent Warrants | Warrant
Schedule of estimated useful lives
Warrants to purchase | shares			586,666
Placement Agent Warrants | Employee Stock Option
Schedule of estimated useful lives
Warrants to purchase | shares			1,461,062